Contingencies and Commitments - Future Minimum Non-Cancelable Lease Payments (Detail) - Office Space [Member] $ in Thousands	Sep. 30, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 75,159
2020	68,847
2021	57,903
2022	47,849
2023	20,670
Thereafter	23,459
Total	$ 293,887